STOCKHOLDERS' EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stockholders' (deficit) equity
Share-based compensation, options outstanding	32,000	32,000
Share-based compensation, options granted	0	0
Share-based compensation, options exercised	0	0
Options forfeited or expired	(32,000)	0
Share-based compensation, options outstanding		32,000
Share-based compensation, options outstanding, weighted average exercise price	$ 0.51	$ 0.51
Weighted average exercise price of options granted	0	0
Weighted average exercise price of options exercised	0	0
Weighted average exercise price of options forfeited or expired	0.51	0
Share-based compensation, options outstanding, weighted average exercise price		$ 0.51
Share-based compensation, options exercisable		0